Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 70	$ 46	$ 159	$ 132	$ 180	$ 133
Impairment losses							$ 0	$ 0
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives			7 years